                                                        CHRISTOPHER S. AUGUSTE
                                                        PARTNER
                                                        PHONE 212-715-9265
                                                        FAX 212-715-8277
                                                        CAUGUSTE@KRAMERLEVIN.COM

                                December 9, 2005

VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 3561
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

           Re:   InterAmerican Acquisition Group Inc.
                 Amendment No. 5 to Registration Statement on Form S-1
                 Filed December 9, 2005
                 File No. 333-125558
                 -------------------

Dear Mr. Reynolds:

         On behalf of InterAmerican Acquisition Group Inc. ("Company"), we have filed Amendment No. 5 to the above-captioned Registration Statement. We are also delivering three (3) courtesy copies of such marked Amendment No. 5 to William
Bennett. The key changes to Amendment No. 5 include the following:

         1. Downsizing the offering from 15,000,000 units to 6,000,000 units.

         2. Effecting a two-for-five reverse stock split of the Company's outstanding shares of common stock and reallocating such shares among the
Company's officers and directors.

         3. Disclosing the resignation of Richard Wolfson as chief financial officer and secretary and the appointment of William Morro as chief financial officer and Richard Sinkin as secretary.

         If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

                                             Very truly yours,

                                             /s/ Christopher S. Auguste

                                             Christopher S. Auguste

cc: Mr. William C. Morro